Federated Managed Aggressive Growth Fund

(A Portfolio of Managed Series Trust)
Institutional Shares
Select Shares

Supplement to the Prospectuses dated January 31, 1997

Effective July 1, 1997, the changes referenced in Items 1-4, below, will be made to the Prospectuses of Federated Managed Aggressive Growth Fund. 1. Please delete the third, fourth and fifth paragraphs, including the Asset Category chart, from the sub-section entitled "Asset Allocation" which begins on page 3 of the Prospectuses and replace them with the following:

         "The Fund will invest between 70 and 90 percent of its assets in equities. The equities asset categories are large company stocks, small company stocks, and foreign stocks.

         The Fund will invest between 10 and 30 percent of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

         The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

                           Asset Category                              Range

                           Equities                                    70-90%

                           Large Company Stocks                        40-60%
                           Small Company Stocks                        10-20%
                           Foreign Stocks                              10-20%

                           Bonds                                       10-30%

                           U.S. Treasury Securities                      0-20%
                           Mortgage-Backed Securities                    0-10%
                           Investment-Grade Corporate Bonds              0-10%
                           High Yield Corporate Bonds                    0-10%
                           Foreign Bonds                                 0-10%"



2. Please delete the sub-sections entitled "Equity Reserves" from pages 5 and 8 of the Prospectuses.

3. Please delete the fourth sentence of the sub-section entitled "Bond Asset Categories" which begins on page 5 of the Prospectuses and replace it with the following:

         "The average duration of the Fund's Bond Assets will be not less than four nor more than six years."

     4. Please make the appropriate changes to the following sections of the Prospectuses to reflect the changes to the investment ranges described in Item 1 above: Large Company Stocks, Small Company Stocks, Foreign Stocks, U.S. Treasury Securities, Mortgage-Backed Securities, Investment-Grade Corporate Bonds, High Yield Corporate Bonds, and Foreign Bonds.

     5. Please delete the first nine paragraphs of the section entitled "Portfolio Managers' Backgrounds" which begins on page 16 of the Prospectuses and replace them with the following:

     "Portfolio Managers' Backgrounds. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilitizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

     Scott B. Schermerhorn, Michael P. Donnelly, James E. Grefenstette and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.

     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at JW Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been the Fund's portfolio manager since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.

     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr.
Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

     Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category.

     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

     Keith J. Sabol has been the Fund's portfolio manager since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Frank Semack, and Alex de Bethmann are portfolio managers for the foreign stocks asset category."

     6. Please delete the last four paragraphs of the section entitled "Portfolio Managers' Backgrounds." on pages 18 and 19 of the Prospectuses and replace them with the following:

     "Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Robert E. Cauley will be a portfolio manager for the mortgage-backed securities asset category effective July 1997.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley will be a portfolio manager of the Fund effective July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

     Joseph M. Balestrino is the portfolio manager for the investment-grade corporate bonds asset category. John T. Gentry will be a portfolio manager for the investment-grade corporate bonds asset category effective July 1997.

     John T. Gentry will be a portfolio manager of the Fund effective July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh."

June 10, 1997

Federated Investors
Federated Securities Corp., Distributor


Cusip 56166K800

Cusip 56166K701

G00250-07 (6/97)





Federated Managed Growth Fund

(A Portfolio of Managed Series Trust)
Institutional Shares
Select Shares

Supplement to the Prospectuses dated January 31, 1997

Effective July 1, 1997, the changes referenced in Items 1-5, below, will be made to the Prospectuses of Federated Managed Growth Fund.

     1. Please delete the third, fourth and fifth paragraphs, including the Asset Category chart, from the sub-section entitled
"Asset Allocation" which begins on page 3 of the Prospectuses and replace it with the following:

     "The Fund will invest between 50 and 70 percent of its assets in equities. The equities asset categories are large company stocks, small company stocks and foreign stocks.

     The Fund will invest between 30 and 50 percent of its assets in bonds. The Fund's Adviser believes that bonds offer opportunities for growth of capital other otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

         The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

                           Asset Category                              Range

                           Equities                                    50-70%

                           Large Company Stocks                        30-50%
                           Small Company Stocks                         5-15%
                           Foreign Stocks                               5-15%

                           Bonds                                       30-50%

                           U.S. Treasury Securities                      0-40%
                           Mortgage-Backed Securities                    0-15%
                           Investment-Grade Corporate Bonds              0-15%
                           High Yield Corporate Bonds                    0-15%
                           Foreign Bonds                                 0-15%"



     2. Please delete the sub-sections entitled "Utility Stocks " and "Equity Reserves" from pages 5 and 8 of the Prospectuses.

     3. Please make the appropriate changes to the following sections of the Prospectuses to reflect the changes to the investment ranges described in Item 1 above: Large Company Stocks, Small Company Stocks, Foreign Stocks and U.S. Treasury Securities.

     4. Please delete the fourth sentence of the sub-section entitled "Bond Asset Categories" which begins on page 5 of the Prospectuses and replace it with the following:

     "The average duration of the Fund's Bond Assets will be not less than four nor more than six years."

     5. Please delete the second sentence of the sub-section entitled "Equity Securities" on page 7 of the Prospectuses.

     6. Please delete the first nine paragraphs of the section entitled "Portfolio Managers' Backgrounds" which begins on page 16 of the Prospectuses and replace them with the following:

     "Portfolio Managers' Backgrounds. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilitizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

     Scott B. Schermerhorn, Michael P. Donnelly, James E. Grefenstette and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.

     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at JW Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been the Fund's portfolio manager since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.

     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr.
Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

     Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category.

     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

     Keith J. Sabol has been the Fund's portfolio manager since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Frank Semack, and Alex de Bethmann are portfolio managers for the foreign stocks asset category."

     7. Please delete the last four paragraphs of the section entitled "Portfolio Managers' Backgrounds." on page 19 of the Prospectuses and replace them with the following:

     "Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Robert E. Cauley will be a portfolio manager for the mortgage-backed securities asset category effective July 1997.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley will be a portfolio manager of the Fund effective July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

     Joseph M. Balestrino is the portfolio manager for the investment-grade corporate bonds asset category. John T. Gentry will be a portfolio manager for the investment-grade corporate bonds asset category effective July 1997.

     John T. Gentry will be a portfolio manager of the Fund effective July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh."

                                      June 10, 1997

Federated Investors
Federated Securities Corp., Distributor




Cusip 56166K602

Cusip 56166K503

G00251-08 (6/97)












Federated Managed Growth and Income Fund

(A Portfolio of Managed Series Trust)
Institutional Shares
Select Shares

Supplement to the Prospectuses dated January 31, 1997

Effective July 1, 1997, the changes referenced in Items 1-4, below, will be made to the Prospectuses of Federated Managed Growth and Income Fund: 1. Please delete the fourth and fifth paragraphs including the Asset Category chart from the sub-section entitled "Asset Allocation" which begins on page 3 of the Prospectuses and replace it with the following:

         "The Fund will invest between 30 and 50 percent of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks and foreign stocks.

         The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

                           Asset Category                              Range

                           Bonds                                       50-70%

                           U.S. Treasury Securities                      0-56%
                           Mortgage-Backed Securities                    0-35%
                           Investment-Grade Corporate Bonds              0-35%
                           High Yield Corporate Bonds                    0-10%
                           Foreign Bonds                                 0-10%

                           Equities                                    30-50%

                           Large Company Stocks                    22.5-37.5%
                           Utility Stocks                            2.5-7.5%
                           Small Company Stocks                          0-5%
                           Foreign Stocks                                0-5%"



     2. Please delete the third sentence of the sub-section entitled "Bond Asset Categories" on page 4 of the Prospectuses and replace it with the following:

     "The average duration of the Fund's Bond Assets will be not less than four nor more than six years."

     3. Please delete the sub-sections entitled "Equity Reserves" from pages 7 and 11 of the Prospectuses.

     4. Please make the appropriate changes to the following sections of the Prospectuses to reflect the changes to the investment ranges described in Item 1 above: U.S. Treasury Securities, High Yield Corporate Bonds, Foreign Bonds, Large Company Stocks, Utility Stocks, Small Company Stocks and Foreign Stocks.

     5. Please delete the first nine paragraphs of the section entitled "Portfolio Managers' Backgrounds" which begins on page 16 of the Prospectuses and replace them with the following:

     "Portfolio Managers' Backgrounds. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilitizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

     Scott B. Schermerhorn, Michael P. Donnelly, James E. Grefenstette and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.

     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at JW Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been the Fund's portfolio manager since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.

     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr.
Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

     Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category.

     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

     Keith J. Sabol has been the Fund's portfolio manager since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Frank Semack, and Alex de Bethmann are portfolio managers for the foreign stocks asset category."

     6. Please delete the last four paragraphs of the section entitled "Portfolio Managers' Backgrounds." on page 19 of the Prospectuses and replace them with the following:

     "Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Robert E. Cauley will be a portfolio manager for the mortgage-backed securities asset category effective July 1997.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley will be a portfolio manager of the Fund effective July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

     Joseph M. Balestrino is the portfolio manager for the investment-grade corporate bonds asset category. John T. Gentry will be a portfolio manager for the investment-grade corporate bonds asset category effective July 1997.

     John T. Gentry will be a portfolio manager of the Fund effective July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh."

     Linda A. Duessel is the portfolio manager for the utility stocks asset category. Steven J. Lehman will be named an additional portfolio manager for the utility stocks asset category effective July 1997.

     Linda A. Duessel has been the Fund's portfolio manager since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Steven J. Lehman joined the Fund's Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Michigan."

June 10, 1997

Federated Investors

Federated Securities Corp., Distributor



        Cusip 56166K305
        Cusip 56166K404
        G00252-08 (6/97)









Federated Managed Income Fund

(A Portfolio of Managed Series Trust)
Institutional Shares
Select Shares

Supplement to the Prospectuses dated January 31, 1997

Effective July 1, 1997, the changes referenced in Items 1-5, below, will be made to the Prospectuses of Federated Managed Income Fund:

     1. Please delete the fourth and fifth paragraphs including the Asset Category chart from the sub-section entitled "Asset Allocation" which begins on page 3 of the Prospectuses and replace it with the following:

     "The Fund will invest between 10 and 30 percent of its assets in equities. The Fund's ability to invest a portion of its assets in equities offers the opportunity for higher return than other income-oriented funds. The equities asset categories are large company stocks and utility stocks.

     The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

                           Asset Category                              Range

                           Bonds                                       70-90%

                           U.S. Treasury Securities                      0-72%
                           Mortgage-Backed Securities                    0-45%
                           Investment-Grade Corporate Bonds              0-45%
                           High Yield Corporate Bonds                    0-10%
                           Foreign Bonds                                 0-10%

                           Equities                                    10-30%

                           Large Company Stocks                      7.5-22.5%
                           Utility Stocks                             2.5-7.5%"


     2. Please delete the third sentence of the sub-section entitled "Bond Asset Categories" on page 4 of the Prospectuses and replace it with the following:

     "The average duration of the Fund's Bond Assets will be not less than four nor more than six years."

     3. Please delete the sub-sections entitled "Small Company
Stocks," "Foreign Stocks" and "Equity Reserves" from pages 6, 7 and 10 of the Prospectuses.

     4. Please delete the last sentence of the sub-section entitled "Equity Securities" which begins on page 9 of the Prospectuses.

     5. Please make the appropriate changes to the following sections of the Prospectuses to reflect the changes to the investment ranges described in Item 1 above: U.S. Treasury Securities, Large Company Stocks, and Utility Stocks.

     6. Please delete the section entitled "Portfolio Managers'
Backgrounds" which begins on page 16 of the Prospectuses and replace it with the following:

     "Portfolio Managers' Backgrounds. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilitizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

     Scott B. Schermerhorn, Michael P. Donnelly, James E. Grefenstette and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.

     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at JW Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been the Fund's portfolio manager since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.

     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr.
Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Michael
W. Casey are portfolio managers for the foreign bonds asset category.

     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.

     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Robert M. Kowit has been the Fund's portfolio manager since November 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Robert E. Cauley will be a portfolio manager for the mortgage-backed securities asset category effective July 1997.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley will be a portfolio manager of the Fund effective July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

     Joseph M. Balestrino is the portfolio manager for the investment-grade corporate bonds asset category. John T. Gentry will be a portfolio manager for the investment-grade corporate bonds asset category effective July 1997.

     John T. Gentry will be a portfolio manager of the Fund effective July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh."

     Linda A. Duessel is the portfolio manager for the utility stocks asset category. Steven J. Lehman will be named an additional portfolio manager for the utility stocks asset category effective July 1997.

     Linda A. Duessel has been the Fund's portfolio manager since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Steven J. Lehman joined the Fund's Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Michigan."

June 10, 1997

Federated Investors
Federated Securities Corp., Distributor



        Cusip 56166K107
        Cusip 56166K206
        G00253-07 (6/97)